S000106341 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goldman Sachs Income ETF | Institutional
Prospectus [Line Items]
Annual Return [Percent]	8.66%	6.69%	11.69%	(11.69%)	1.37%	9.29%